Fees Summary	Jun. 03, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,130,904,175.50
Previously Paid Amount	0.00
Total Fee Amount	173,141.43
Total Offset Amount	0.00
Net Fee	$ 173,141.43
Narrative - Max Aggregate Offering Amount | shares	1,130,904,175
Final Prospectus	true